Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases
Summary of Group's operating leases mainly related to offices facilities

	December 31, 2023	December 31, 2024
	RMB	RMB
Operating lease ROU assets	13,990	12,692
Operating lease liabilities, non-current	(3,936)	(4,424)
Operating lease liabilities, current	(10,351)	(8,240)
Total operating lease liabilities	(14,287)	(12,664)
Weighted average remaining lease term	1.5 years	1.6 years
Weighted average discount rate	5.7%	4.9%

Summary of components of lease cost and supplemental cash flow information

	For the year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Operating lease cost	17,284	16,903	17,460
Short-term lease cost	10,974	12,895	9,706
Total lease cost	28,258	29,798	27,166

	For the year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Cash payments for operating leases	17,910	18,257	17,754
Right-of-use assets obtained in exchange for operating lease liabilities	13,505	6,127	16,277

Summary of maturity of operating lease liabilities

RMB
2025	8,649
2026	3,793
2027	719
Total future lease payments	13,161
Impact of discounting remaining lease payments	(497)
Total lease liabilities	12,664